Label	Element	Value
Lord Abbett Classic Stock Fund
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Supplement [Text Block]	cik0000887194_SupplementTextBlock

LORD ABBETT RESEARCH FUND
Lord Abbett Classic Stock Fund

Supplement dated June 11, 2013 to the
Summary Prospectus and Prospectus dated April 1, 2013

The prospectus is supplemented with the following:

Classic Stock Fund’s Board has approved a proposal to reorganize the Fund into another similarly managed fund, Lord Abbett Calibrated Dividend Growth Fund, to create a single larger fund (the “Reorganization”). In connection with this proposal, Lord Abbett has designated new portfolio managers who will manage Classic Stock Fund with a modified investment approach during the transitional period leading up to the Reorganization. Provided below is more information about the proposed Reorganization and Classic Stock Fund’s change in portfolio management.

Proposed Reorganization. Classic Stock Fund’s Board believes the Fund’s shareholders will benefit from being able to pursue a similar investment goal as part of a larger fund with lower net expenses. Like Classic Stock Fund, Calibrated Dividend Growth Fund pursues income and capital appreciation. The material differences between these two funds are that Classic Stock Fund employs growth and value investing styles and focuses on large companies, while Calibrated Dividend Growth Fund invests in large and mid-sized companies that have consistently grown their dividends over time. Another important difference between the funds is that Calibrated Dividend Growth Fund has lower total net annual operating expenses than Classic Stock Fund.

The Board believes the Reorganization offers many potential advantages that should benefit shareholders over the long term, including the opportunity to continue to invest in a fund with similar investment characteristics, but as part of a larger fund with lower net expenses. The Reorganization of Classic Stock Fund into Calibrated Dividend Growth Fund would mean that: (1) the resulting fund would be managed according to the investment objective, strategies, and policies of Calibrated Dividend Growth Fund; (2) shareholders of Classic Stock Fund would become shareholders of Calibrated Dividend Growth Fund; and (3) Classic Stock Fund would be terminated and its shares no longer would be offered.

The Reorganization requires the approval of Classic Stock Fund’s shareholders. Accordingly, at a shareholder meeting scheduled to be held on October 11, 2013, shareholders of record of Classic Stock Fund as of July 23, 2013 (the “Record Date”) will be asked to approve the Reorganization. Only shareholders of Classic Stock Fund as of the Record Date may vote on the Reorganization. If shareholders approve the Reorganization and certain other conditions are satisfied, the Reorganization is expected to be completed as soon as possible after the shareholder meeting. If shareholder approval of the Reorganization is delayed, the Reorganization will be completed as soon as practicable after obtaining shareholder approval.

Change in Portfolio Management. Effective June 11, 2013, Walter H. Prahl and Frederick J. Ruvkun, each a Partner and Director of Lord Abbett, are the portfolio managers who are jointly and primarily responsible for Classic Stock Fund’s day-to-day management. Messrs. Prahl and Ruvkun also are Calibrated Dividend Growth Fund’s co-lead portfolio managers. Lord Abbett expects that, to the extent it is consistent with Classic Stock Fund’s current investment objective and policies, the Fund will begin to invest in equity securities of companies that have historically increased their dividends. In addition, Classic Stock Fund’s portfolio management team will select the Fund’s investments using a combination of fundamental research and quantitative analysis. Classic Stock Fund may experience increased portfolio turnover while implementing these changes. High portfolio turnover may result in increased brokerage fees or other transaction costs, which may affect investment performance, and potentially may result in higher taxes. As a result of Classic Stock Fund’s modified investment emphasis and techniques, the Fund will be exposed to the following new risks:

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Investment Strategy Risk: If the Fund’s fundamental research and quantitative analysis fail to produce the intended result, the Fund may suffer losses or underperform its benchmark or other funds with the same investment objective or strategies, even in a rising market.

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Dividend Risk: Dividend-paying securities may become less available for purchase, limiting the Fund’s ability to produce current income and increasing the volatility of the Fund’s returns. In addition, a company’s dividend payments may vary over time, and there is no guarantee that a company will pay a dividend at all.

The following replaces the subsection titled “Management – Portfolio Managers” on page 7 of the summary prospectus and page 17 of the prospectus:

Portfolio Managers.

Portfolio Manager/Title	Member of the Investment Management Team Since
Walter H. Prahl, Partner and Director	2013
Frederick J. Ruvkun, Partner and Director	2013

The following replaces the subsection titled “Management and Organization of the Funds – Portfolio Managers – Classic Stock Fund” on page 56 of the prospectus:

Classic Stock Fund. Walter H. Prahl and Frederick J. Ruvkun, each a Partner and Director of Lord Abbett, head the Fund’s team and are jointly and primarily responsible for the Fund’s day-to-day management. Messrs. Prahl and Ruvkun joined Lord Abbett in 1997 and 2006, respectively, and have been members of the Fund’s team since 2013.

Please retain this document for your future reference.

The foregoing is not a solicitation of any proxy. Once a Prospectus/Proxy Statement regarding the Reorganization has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and has become effective, a free copy of the Prospectus/Proxy Statement will be available and will provide important comparative information about the Funds’ objectives, strategies, risks, and fees and expenses. To obtain a free copy of the Prospectus/Proxy Statement, please call 1-888-522-2388 after September 3, 2013 or visit www.lordabbett.com. You should carefully read and consider the Prospectus/Proxy Statement before voting on the Reorganization. The Prospectus/Proxy Statement also will be available without charge on the SEC’s web site (www.sec.gov).

Risk/Return [Heading]	rr_RiskReturnHeading	Lord Abbett Classic Stock Fund